Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Millions		Total	Share Capital	Retained Earnings	Accumulated Other Comprehensive Loss
Balance, beginning of year (in shares) at Dec. 31, 2021			105,928,734
Balance, beginning of year at Dec. 31, 2021		$ 7,656	$ 3,402	$ 4,503	$ (249)
Earnings (loss)		1,975		1,975
Translation loss on foreign operations		(83)			(83)
Actuarial gain on retirement benefits, net of tax		164		164
Repurchase of common shares for cancellation (in share)			(22,373,320)
Repurchase of Common shares for cancellation		(1,990)	$ (735)	(1,255)
Dividends declared	[1]	(103)		(103)
Balance, end of year (in shares) at Dec. 31, 2022			83,555,414
Balance, end of year at Dec. 31, 2022		7,619	$ 2,667	5,284	(332)
Earnings (loss)		(167)		(167)
Translation loss on foreign operations		34			34
Actuarial gain on retirement benefits, net of tax		(35)		(35)
Issuance of common shares			383
Issuance of Common shares		0	$ 0
Repurchase of common shares for cancellation (in share)			(1,834,801)
Repurchase of Common shares for cancellation		(129)	$ (60)	(69)
Dividends declared	[1]	(100)		(100)
Balance, end of year (in shares) at Dec. 31, 2023			81,720,996
Balance, end of year at Dec. 31, 2023		$ 7,223	$ 2,607	$ 4,913	$ (297)

[1]	Cash dividends declared during the year ended December 31, 2022 were $1.15 per share. Cash dividends declared during the year ended December 31, 2023 were $1.20 per share.